Share-Based Compensation (Details) $ / shares in Units, $ in Thousands			12 Months Ended
	Mar. 28, 2024 shares	Sep. 09, 2020 ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 $ / shares ¥ / shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2020 USD ($)
Share-Based Compensation [Line Items]
Earnout price per share (in Dollars per share) | $ / shares			$ 6.11	$ 6.11
Share-based compensation expenses					$ 62,040	$ 9,776
Shares issued (in Shares) | shares			8,800,000
Fair value of shares grant date per share | (per share)			$ 3.94	$ 25.71
Compensation expenses			$ 998		1,495	$ 1,519
Employees granted restricted shares vesting period			5 years
Services provide term			60 months
Employees subscription payment								$ 1,553
Earnout Shares [Member]
Share-Based Compensation [Line Items]
Share-based compensation expenses
2024 Equity Incentive Plan [Member]
Share-Based Compensation [Line Items]
Fair value of shares grant date per share | $ / shares			$ 7.05
Compensation expenses					$ 62,040
Share Based Compensation [Member]
Share-Based Compensation [Line Items]
Employees granted restricted shares vesting rate			20.00%
Class A Ordinary Shares [Member]
Share-Based Compensation [Line Items]
Ordinary shares (in Shares) | shares					1,600,000	1,600,000	1,600,000
Revenue exceeds					$ 459,000	$ 352,000	$ 258,000
Equity Incentive Plan 2024 [Member]
Share-Based Compensation [Line Items]
Shares issued (in Shares) | shares	8,800,000
Share Incentive Plan 2020 [Member]
Share-Based Compensation [Line Items]
Number of shares granted of restricted ordinary shares (in Shares) | shares		2,500,000
Employees contribution price per share (in Yuan Renminbi per share) | ¥ / shares		¥ 4.2